Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Balance Sheet Components
Balance Sheet Components

5.    Balance Sheet Components

Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	September 30,	December 31,
	2022	2021
Prepaid operating expenses	$227,235	$319,996
Rent deposit	87,734	100,425
VAT receivable associated with SAIT	62,259	68,798
Prepaid sponsorship	25,000	100,000
Tax credit receivable	75,109	75,106
Miscellaneous receivable	2,049	332,277
Prepaid expenses and other current assets	$479,386	$996,602

Capitalized internal-use software, net

Capitalized internal-use software, net consisted of the following:

		September 30,	December 31,
	Useful Lives	2022	2021
Internally developed software	5 Years	$3,127,677	$2,538,395
Less accumulated depreciation		(1,757,093)	(1,378,351)
Capitalized internal-use software, net		$1,370,584	$1,160,044

Amortization expense is recognized on a straight-line basis and capitalized internal-use software amortization expense for the three months ended September 30, 2022, and 2021 totaled $132 thousand and $119 thousand, respectively. Amortization expense related to capitalized internal-use software for nine months ended September 30, 2022, and 2021 totaled $379 thousand and $337 thousand, respectively.

Property and equipment, net

Property and equipment, net consisted of the following:

		September 30,	December 31,
	Useful Lives	2022	2021
Computer equipment	3-4 Years	$134,835	$125,139
Furniture and fixtures	10 Years	24,828	28,870
Mobile hardware	2.5 Years	297,150	—
Property and equipment, gross		456,813	154,009
Less accumulated depreciation		(126,626)	(42,241)
Property and equipment, net		$330,187	$111,768

Depreciation expense is recognized on a straight-line basis and property and equipment depreciation expense for the three months ended September 30, 2022, and 2021 totaled $42 thousand and $10 thousand, respectively. Depreciation expense related to property and equipment for nine months ended September 30, 2022 and 2021 totaled $94 thousand and $39 thousand, respectively.

Other assets

Other assets consisted of the following:

	September 30,	December 31,
	2022	2021
Tax credit receivable	$150,601	$178,140
Other assets	$150,601	$178,140

Accrued expenses

Accrued expenses consisted of the following:

	September 30,	December 31,
	2022	2021
Compensation payable	$60,534	$597,849
Commission liability	31,026	—
Accrued employee taxes	425,096	349,256
Accrued mobile expenses	328,402	—
Other accrued liabilities	96,792	112,427
Accrued expenses	$941,850	$1,059,532

6.    Balance Sheet Components

Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2020
Prepaid operating expenses	$319,996	$118,245
Rent deposit	100,425	71,096
VAT receivable associated with SAIT	68,798	39,752
Prepaid sponsorship	100,000	100,000
Tax credit receivable	75,106	—
Miscellaneous receivable	332,277	129,902
Prepaid expenses and other current assets	$996,602	$458,995

Capitalized internal-use software, net

Capitalized internal-use software, net consisted of the following:

		As of December 31,
	Useful Lives	2021	2020
Internally developed software	5 years	$2,538,395	$2,056,176
Less accumulated depreciation		(1,378,351)	(924,692)
Capitalized internal-use software, net		$1,160,044	$1,131,484

Amortization expense is recognized on a straight-line basis and for the years ended December 31, 2021 and 2020 totaled $454 thousand and $381 thousand, respectively.

Property and equipment, net

Property and equipment, net consisted of the following:

		As of December 31,
	Useful Lives	2021	2020
Computer equipment	3-4 years	$125,139	$123,787
Furniture and fixtures	10 years	28,870	20,789
Property and equipment, gross		154,009	144,576
Less accumulated depreciation		(42,241)	(16,601)
Property and equipment, net		$111,768	$127,975

Depreciation expense is recognized on a straight-line basis and for the years ended December 31, 2021 and 2020 totaled $50 thousand and $16 thousand, respectively.

Other assets

Other assets consisted of the following:

	As of December 31,
	2021	2020
Tax credit receivable	$178,140	$97,956
Prepaid sponsorship	—	100,000
Other assets	$178,140	$197,956

Accrued expenses

Accrued expenses consisted of the following:

	As of December 31,
	2021	2020
Compensation payable	$597,849	$651,053
Accrued employee taxes	349,256	85,665
Other accrued expenses	112,427	72,485
Accrued expenses	$1,059,532	$809,203